Insurance Proceeds - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Apr. 15, 2013
Business Interruption Loss [Line Items]
Insurance recoveries	$ 250,000	$ 3,575,000
Cost of repairs, vessel operating expenses	4,000,000	4,100,000
Bodil Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries			200,000
Windsor Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	300,000	3,600,000
Partnership's loss, description			Under the Partnership's loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Vessel, off-hire period			April 1, 2012 to June 24, 2012
Windsor Knutsen [Member] | Hull and Machinery Insurance [Member]
Business Interruption Loss [Line Items]
Insurance recoveries		$ 3,000,000		$ 3,500,000